Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	6 Months Ended
Jun. 30, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination
6.           Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The amortization of fair value of below-market acquired time charter related to the vessel Star Cosmo for the six month period ended June 30, 2011 was $452, which comprised of $179, included under "Voyage Revenues" and $273 included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statement of operation for the six month period ended June 30, 2011.

The amortization of fair value of above-market acquired time charters related to the vessels Star Big and Star Mega, which acquired in July and August of 2011, respectively, amounted to $1,603 and $1,564 respectively for the six month period ended June 30, 2012 and are included under "Voyage revenues" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analysed as follows:

Years	Amount
June 30, 2013	$6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$17,532

Gain/loss on time charter agreement termination

For the six month period ended June 30, 2011

The vessel Star Cosmo, was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company has recognized a gain on time charter agreement termination amounting to $273, which relates to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date. In addition, the Company recognized a gain amounting to $324 which represents the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011 and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 representing the cash consideration received from its charterers relating to the early termination of this charter party.

For the six month period ended June 30, 2012

The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

All amounts presented above are included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statements of operations for the six month periods ended June 30, 2011 and 2012.